SHARE CAPITAL (Details Textual)	1 Months Ended										2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	May. 27, 2015 USD ($) $ / shares shares	Apr. 21, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Feb. 26, 2015 USD ($) $ / shares $ / perunit shares	Feb. 25, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	May. 30, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Mar. 11, 2016 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) shares
Stock Issued During Period, Value, Stock Options Exercised												$ 228,875
Class of Warrant or Right, Outstanding | shares													18,049,075
Fair Value Adjustment of Warrants												$ 0	$ (484,124)
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services | shares											53,233
Stock Issued During Period, Value, Issued for Services											$ 43,900
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.80
Service Agreements [Member]
Stock Issued During Period, Shares, Issued for Services | shares													20,000
Stock Issued During Period, Value, Issued for Services													$ 31,000
Service Agreements Commitment To Pay Compensation													$ 130,000
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares									436,908
Debt Conversion, Converted Instrument, Amount									$ 115,223
Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.23
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other | shares										10,792,335
Shares Issued, Price Per Share | $ / shares										$ 0.24
Proceeds from Issuance of Private Placement										$ 2,616,062
Payments of Stock Issuance Costs										$ 11,609
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares								1,310,734
Stock Issued During Period, Value, Stock Options Exercised								$ 228,875
Stock Transferred To Lenders | shares							314,560
Stock Reimbursed To Officers | shares							320,000
Stock Issued During Period, Shares, Issued for Services | shares							262,904
Stock Issued During Period, Value, Issued for Services							$ 241,185
Stock Issued Under Private Placement Share Based Compensation Value							$ 210,323
First Closing [Member]
Payments of Stock Issuance Costs						$ 848,822
Stock Units Issued During Period | shares						7,735,750
Proceeds From Issuance of Stock Units						$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / perunit						0.80
Stock Units Description						Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period						4 years
Bridge Loan						$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.40
Class of Warrant or Right, Outstanding | shares						773,575
Stock Issued During Period, Shares, Acquisitions | shares						50,000,000
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Warrants Exercisable Price Per Warrants | $ / shares						$ 0.80
Net proceeds after share issue costs and warrant liability set-up						$ 4,789,404
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions | shares						7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions | shares						6,000,063
Second Closing [Member]
Payments of Stock Issuance Costs					$ 141,100
Stock Units Issued During Period | shares					1,212,500
Proceeds From Issuance of Stock Units					$ 970,000
Stock Units Description					Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period					4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.40
Class of Warrant or Right, Outstanding | shares					121,250
Fair Value Adjustment of Warrants					$ 207,425
Warrants Exercisable Price Per Warrants | $ / shares					$ 0.80
Third Closing [Member]
Payments of Stock Issuance Costs				$ 97,099
Stock Units Issued During Period | shares				891,250
Proceeds From Issuance of Stock Units				$ 713,000
Stock Units Description				Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period				4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.40
Class of Warrant or Right, Outstanding | shares				89,125
Fair Value Adjustment of Warrants				$ 143,389
Warrants Exercisable Price Per Warrants | $ / shares				$ 0.80
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares								575,234
Debt Conversion, Converted Instrument, Amount								$ 124,523
Debt Conversion, Converted Instrument, Rate								20.00%
Fourth Closing [Member]
Payments of Stock Issuance Costs			$ 338,960
Stock Units Issued During Period | shares			3,115,000
Proceeds From Issuance of Stock Units			$ 2,492,000
Stock Units Description			Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.40
Class of Warrant or Right, Outstanding | shares			311,500
Fair Value Adjustment of Warrants			$ 435,682
Warrants Exercisable Price Per Warrants | $ / shares			$ 0.80
Fifth Closing [Member]
Payments of Stock Issuance Costs		$ 147,566
Stock Units Issued During Period | shares		1,418,750
Proceeds From Issuance of Stock Units		$ 1,135,000
Stock Units Description		Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period		4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.40
Class of Warrant or Right, Outstanding | shares		141,875
Fair Value Adjustment of Warrants		$ 37,739
Warrants Exercisable Price Per Warrants | $ / shares		$ 0.80
Sixth Closing [Member]
Payments of Stock Issuance Costs	$ 211,656
Stock Units Issued During Period | shares	2,035,000
Proceeds From Issuance of Stock Units	$ 1,628,000
Stock Units Description	Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding | shares	203,500
Fair Value Adjustment of Warrants	$ 74,625
Warrants Exercisable Price Per Warrants | $ / shares	$ 0.80